Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Trade payable with suppliers	$ 1,219	$ 1,914
Total non-current trade payables	1,219	1,914
Current
Trade payables with suppliers	122,894	115,763
Trade payables with related parties (Note 27)	8,262	5,000
Total current trade payables	$ 131,156	$ 120,763